UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4992

MFS HIGH YIELD MUNICIPAL TRUST

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30

Date of reporting period: May 31, 2012

ITEM 1.	REPORTS TO STOCKHOLDERS.

MFS® High Yield Municipal Trust

SEMIANNUAL REPORT

May 31, 2012

CMU-SEM

MFS® HIGH YIELD MUNICIPAL TRUST

New York Stock Exchange Symbol: CMU

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholders:

World financial markets remain a venue of uncertainty. The focus has shifted most recently to the eurozone, where policymakers are attempting to develop a plan that will help debt-laden countries and prevent their woes from spreading across the region. Volatility is likely to continue as investors test the resolve of European officials to make the tough decisions needed to solve the crisis.

The U.S. economy is experiencing a period of growth. However, markets have been jittery in reaction to events in Europe and ahead of the U.S. presidential election. Voters in the United States are watching the economy closely and waiting to see if Congress agrees to cut the budget and extend the Bush administration tax cuts. Failure to do so could ultimately send the U.S. economy back into recession.

Amid this global uncertainty, managing risk becomes a top priority for investors and their advisors. At MFS® our global research platform is designed to ensure the smooth functioning of our investment process in all business climates. Through this integrated approach, our investment staff shares ideas and evaluates opportunities across geographies, across both fundamental and quantitative disciplines, and across companies’ entire capital structure. We employ this uniquely collaborative approach to build better insights for our clients.

Additionally, we have a team of quantitative analysts that measures and assesses the risk profiles of our portfolios and securities on an ongoing basis. The chief investment risk officer, who oversees the team, reports directly to the firm’s president and chief investment officer so that the risk associated with each portfolio can be assessed objectively and independently of the portfolio management team.

We, like our investors, are mindful of the many economic challenges faced at the local, national, and international levels. It is in times such as these that we want to emphasize the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with investment advisors to research and identify appropriate investment opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

July 17, 2012

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Portfolio structure at market value

Top five industries reflecting equivalent exposure of derivative positions (i)
Healthcare Revenue – Hospitals	23.4%
Healthcare Revenue – Long Term Care	12.0%
Universities – Colleges	6.4%
Water & Sewer Utility Revenue	6.2%
U.S. Treasury Securities (j)	(13.8)%

Portfolio structure reflecting equivalent exposure of derivative positions (i)(j)

Composition including fixed income credit quality (a)(i)
AAA	4.2%
AA	24.0%
A	15.6%
BBB	26.7%
BB	5.0%
B	6.0%
CCC	0.5%
CC	0.1%
C	0.3%
Not Rated (j)	3.4%
Cash & Other	14.2%

Portfolio facts (i)
Average Duration (d)	12.6
Average Effective Maturity (m)	19.4 yrs.

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change. Not Rated includes fixed income securities, including fixed income futures, which have not been rated by any rating agency. Cash & Other includes cash, other assets less liabilities, offsets to derivative positions, and short-term securities. The fund may not hold all of these instruments. The fund is not rated by these agencies.

(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.

Portfolio Composition – continued

(i)	For purposes of this presentation, the components include the market value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. The bond component will include any accrued interest amounts. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than market value. Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.

(j)	For the purpose of managing the fund’s duration, the fund holds short treasury futures with a bond equivalent exposure of (13.8)%, which reduce the fund’s interest rate exposure but not its credit exposure.

(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.

Percentages are based on net assets, including the value of auction preferred shares, as of 5/31/12.

The portfolio is actively managed and current holdings may be different.

PORTFOLIO MANAGERS’ PROFILES

Gary Lasman	—	Investment Officer of MFS; employed in the investment management area of MFS since 2002. Portfolio manager of the fund since June 2007.

Geoffrey Schechter	—	Investment Officer of MFS; employed in the investment management area of MFS since 1993. Portfolio manager of the fund since June 2007.

OTHER NOTES

The fund’s shares may trade at a discount or premium to net asset value. Shareholders do not have the right to cause the fund to repurchase their shares at net asset value. When fund shares trade at a premium, buyers pay more than the net asset value of underlying fund shares, and shares purchased at a premium would receive less than the amount paid for them in the event of the fund’s liquidation. As a result, the total return that is calculated based on the net asset value and New York Stock Exchange price can be different.

The fund’s monthly distributions may include a return of capital to shareholders to the extent that distributions are in excess of the fund’s net investment income and net capital gains, determined in accordance with federal income tax regulations. Distributions that are treated for federal income tax purposes as a return of capital will reduce each shareholder’s basis in his or her shares and, to the extent the return of capital exceeds such basis, will be treated as gain to the shareholder from a sale of shares. Returns of shareholder capital have the effect of reducing the fund’s assets and increasing the fund’s expense ratio.

In accordance with Section 23(c) of the Investment Company Act of 1940, the fund hereby gives notice that it may from time to time repurchase common and/or preferred shares of the fund in the open market at the option of the Board of Trustees and on such terms as the Trustees shall determine.

PORTFOLIO OF INVESTMENTS

5/31/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 153.7%
Issuer	Shares/Par	Value ($)

Airport Revenue - 3.1%
Dallas Fort Worth, TX, International Airport Rev. Improvement, “B”, AGM, 5%, 2025	$3,000,000	$3,125,400
Houston, TX, Airport System Rev., “B”, 5%, 2026	175,000	200,197
Houston, TX, Airport System Rev., Subordinate Lien, “A”, 5%, 2031	155,000	167,876
Port Authority NY & NJ, Special Obligation Rev. (JFK International Air Terminal LLC), 6%, 2036	255,000	289,634
Port Authority NY & NJ, Special Obligation Rev. (JFK International Air Terminal LLC), 6%, 2042	290,000	328,944

		$4,112,051
General Obligations - General Purpose - 4.6%
Chicago, IL, Metropolitan Water Reclamation District-Greater Chicago, “C”, 5%, 2030	$780,000	$903,107
Commonwealth of Puerto Rico, Public Improvement, “A”, 5.5%, 2039	2,015,000	2,101,988
Las Vegas Valley, NV, Water District, “C”, 5%, 2029	925,000	1,048,756
Luzerne County, PA, AGM, 6.75%, 2023	455,000	537,050
State of California, 5.25%, 2028	335,000	385,588
State of California, 5.25%, 2030	790,000	901,635
State of Hawaii, “DZ”, 5%, 2031	200,000	234,080

		$6,112,204
General Obligations - Improvement - 0.1%
Guam Government, “A”, 7%, 2039	$90,000	$99,891

General Obligations - Schools - 2.5%
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 2029	$2,195,000	$1,084,923
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 2031	275,000	121,960
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 2032	280,000	117,617
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 2033	560,000	222,079
Chicago, IL, Board of Education, “A”, 5%, 2041	100,000	109,152
Irving, TX, Independent School District, Capital Appreciation, “A”, PSF, 0%, 2016	1,000,000	969,510
Los Angeles, CA, Unified School District, “D”, 5%, 2034	165,000	183,109

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
General Obligations - Schools - continued
San Jacinto, TX, Community College District, 5.125%, 2038	$430,000	$467,156

		$3,275,506
Healthcare Revenue - Hospitals - 36.1%
Allegheny County, PA, Hospital Development Authority Rev. (University of Pittsburgh Medical Center), “A”, 5.375%, 2029	$440,000	$489,091
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health), “A”, 5%, 2028	435,000	366,553
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health), “A”, 5.375%, 2040	625,000	512,875
Atchison, KS, Hospital Rev. (Atchison Hospital Assn.), “A”, 6.75%, 2030	320,000	345,040
Brunswick, GA, Hospital Authority Rev. (Glynn-Brunswick Memorial Hospital), 5.625%, 2034	170,000	186,388
Butler County, OH, Hospital Facilities Rev. (UC Health), 5.5%, 2040	590,000	631,743
Butler County, OH, Hospital Facilities Rev. (UC Health), 5.75%, 2040	130,000	141,452
California Health Facilities Financing Authority Rev. (St. Joseph Health System), “A”, 5.75%, 2039	185,000	207,305
California Health Facilities Financing Authority Rev. (Sutter Health), “A”, 5%, 2042	500,000	522,650
California Health Facilities Financing Authority Rev. (Sutter Health), “B”, 5.875%, 2031	660,000	791,076
California Statewide Communities Development Authority Rev. (Catholic Healthcare West), “K”, ASSD GTY, 5.5%, 2041	625,000	658,831
California Statewide Communities Development Authority Rev. (Kaiser Permanente), “A”, 5%, 2042	360,000	390,200
Cullman County, AL, Health Care Authority (Cullman Regional Medical Center), “A”, 6.75%, 2029	60,000	62,068
Delaware County, PA, Authority Rev. (Mercy Health Corp.), ETM, 6%, 2016 (c)	965,000	1,084,206
Delaware County, PA, Authority Rev. (Mercy Health Corp.), ETM, 6%, 2026 (c)	500,000	569,705
Erie County, PA, Hospital Authority Rev. (St. Vincent’s Health), “A”, 7%, 2027	410,000	442,156
Gallia County, OH, Hospital Facilities Rev. (Holzer Health Systems), “A”, 8%, 2042	945,000	991,522
Harris County, TX, Health Facilities Development Corp., Hospital Rev. (Memorial Hermann Healthcare Systems), “B”, 7.25%, 2035	205,000	254,659
Idaho Health Facilities Authority Rev. (IHC Hospitals, Inc.), ETM, 6.65%, 2021 (c)	2,750,000	3,781,608
Illinois Finance Authority Rev. (Kewanee Hospital), 5.1%, 2031	390,000	376,997
Illinois Finance Authority Rev. (Provena Health), “A”, 7.75%, 2034	485,000	621,106

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 6.875%, 2038	$485,000	$553,167
Indiana Health & Educational Facilities Finance Authority Rev. (Sisters of St. Francis Health Services, Inc.), “E”, AGM, 5.25%, 2041	660,000	699,072
Indiana Health & Educational Facilities Finance Authority, Hospital Rev. (Clarian Health), “A”, 5%, 2039	1,745,000	1,807,925
Indiana Health & Educational Facilities Finance Authority, Hospital Rev. (Community Foundation of Northwest Indiana), 5.5%, 2037	945,000	997,646
Indiana Health & Educational Financing Authority Rev. (Community Foundation of Northwest Indiana ), “A”, 6%, 2034	425,000	443,955
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.25%, 2031	300,000	343,065
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.375%, 2041	185,000	211,782
Johnson City, TN, Health & Educational Facilities Board Hospital Rev. (Mountain States Health Alliance), “A”, 5.5%, 2031	1,120,000	1,185,542
Johnson City, TN, Health & Educational Facilities Board Hospital Rev. (Mountain States Health Alliance), “A”, 5.5%, 2036	410,000	429,278
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Baptist Healthcare System), “A”, 5.375%, 2024	300,000	343,641
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Baptist Healthcare System), “A”, 5.625%, 2027	100,000	114,734
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.375%, 2040	570,000	659,262
Lake County, OH, Hospital Facilities Rev. (Lake Hospital Systems, Inc.), 5.625%, 2029	435,000	464,802
Laramie County, WY, Hospital Rev. (Cheyenne Regional Medical Center Project), 5%, 2032	40,000	43,188
Laramie County, WY, Hospital Rev. (Cheyenne Regional Medical Center Project), 5%, 2037	100,000	107,272
Laramie County, WY, Hospital Rev. (Cheyenne Regional Medical Center Project), 5%, 2042	195,000	210,087
Lebanon County, PA, Health Facilities Authority Rev. (Good Samaritan Hospital), 5.9%, 2028	210,000	211,577
Louisiana Public Facilities Authority Hospital Rev. (Lake Charles Memorial Hospital), 6.375%, 2034	880,000	918,482
Louisville & Jefferson County, KY, Metro Government Health Facilities Rev. (Jewish Hospital & St. Mary’s Healthcare), 6.125%, 2018 (c)	1,315,000	1,668,078
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 2036	1,265,000	1,317,940
Lufkin, TX, Health Facilities Development Corp. Rev. (Memorial Health System), 5.5%, 2037	60,000	60,836

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Martin County, FL, Health Facilities Authority Rev. (Martin Memorial Medical Center), 5.5%, 2042	$300,000	$317,187
Maryland Health & Higher Educational Facilities Authority Rev. (Anne Arundel Health System, Inc.), “A”, 6.75%, 2039	735,000	888,600
Massachusetts Development Finance Agency Rev. (Tufts Medical Center), “I”, 7.25%, 2032	445,000	536,145
Massachusetts Health & Educational Facilities Authority Rev. (Jordan Hospital), “E”, 6.75%, 2033	250,000	255,348
Massachusetts Health & Educational Facilities Authority Rev. (Milford-Whitinsville Hospital), “C”, 5.25%, 2018	500,000	500,195
Massachusetts Health & Educational Facilities Authority Rev. (Saints Memorial Medical Center), “A”, 6%, 2023	260,000	254,920
Michigan Finance Authority Rev. (Trinity Health Corp.), 5%, 2035	1,000,000	1,097,350
Monroe County, PA, Hospital Authority Rev. (Pocono Medical Center), “A”, 5%, 2032	55,000	58,170
Monroe County, PA, Hospital Authority Rev. (Pocono Medical Center), “A”, 5%, 2041	35,000	36,376
Montgomery, AL, Medical Clinic Board Health Care Facility Rev. (Jackson Hospital & Clinic), 5.25%, 2031	125,000	127,624
Montgomery, AL, Medical Clinic Board Health Care Facility Rev. (Jackson Hospital & Clinic), 5.25%, 2036	825,000	836,657
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 2027	585,000	657,014
New Hampshire Health & Education Facilities Authority Rev. (Catholic Medical Center), “A”, 6.125%, 2032	25,000	25,277
New Hampshire Health & Education Facilities Authority Rev. (Memorial Hospital at Conway), 5.25%, 2021	530,000	544,755
New Hanover County, NC, Hospital Rev., AGM, 5.125%, 2031	895,000	979,112
New Jersey Health Care Facilities, Financing Authority Rev. (St. Peter’s University Hospital), 5.75%, 2037	545,000	578,447
New Mexico Hospital Equipment Loan Council, Hospital Rev. (Rehoboth McKinley Christian Hospital), “A”, 5%, 2017	245,000	241,791
New York Dormitory Authority Rev., Non-State Supported Debt (Bronx-Lebanon Hospital Center), LOC, 6.5%, 2030	190,000	228,519
New York Dormitory Authority Rev., Non-State Supported Debt (Bronx-Lebanon Hospital Center), LOC, 6.25%, 2035	115,000	133,796
Norman, OK, Regional Hospital Authority Rev., 5%, 2027	155,000	156,480
Norman, OK, Regional Hospital Authority Rev., 5.375%, 2029	90,000	91,301
Norman, OK, Regional Hospital Authority Rev., 5.375%, 2036	235,000	235,818
Norman, OK, Regional Hospital Authority Rev., 5.125%, 2037	415,000	405,488
Olympia, WA, Healthcare Facilities Authority Rev. (Catholic Health Initiatives), “D”, 6.375%, 2036	1,095,000	1,335,221

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Palomar Pomerado Health Care District, CA, COP, 6.75%, 2039	$890,000	$980,727
Philadelphia, PA, Hospitals & Higher Education Facilities Authority Rev. (Temple University Health System), “A”, 6.625%, 2023	355,000	355,675
Rhode Island Health & Educational Building Corp. Rev., Hospital Financing (Lifespan Obligated Group), “A”, ASSD GTY, 7%, 2039	660,000	775,507
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), 8.25%, 2039	485,000	624,074
Salida, CO, Hospital District Rev., 5.25%, 2036	694,000	699,011
Skagit County, WA, Public Hospital District No. 001 Rev. (Skagit Valley Hospital), 5.75%, 2032	90,000	94,792
South Dakota Health & Educational Facilities Authority Rev. (Avera Health), “A”, 5%, 2042	105,000	112,096
South Lake County, FL, Hospital District Rev. (South Lake Hospital), 6.375%, 2034	250,000	258,143
South Lake County, FL, Hospital District Rev. (South Lake Hospital), “A”, 6%, 2029	85,000	94,628
South Lake County, FL, Hospital District Rev. (South Lake Hospital), “A”, 6.25%, 2039	125,000	138,183
Sullivan County, TN, Health, Educational & Housing Facilities Board Hospital Rev. (Wellmont Health Systems Project), “C”, 5.25%, 2036	1,085,000	1,123,626
Sumner County, TN, Health, Educational & Housing Facilities Board Rev. (Sumner Regional Health Systems, Inc.), “A”, 5.5%, 2046 (a)(d)	375,000	4,688
Tyler, TX, Health Facilities Development Corp. (East Texas Medical Center), “A”, 5.25%, 2032	230,000	233,443
Tyler, TX, Health Facilities Development Corp. (East Texas Medical Center), “A”, 5.375%, 2037	190,000	193,690
Virginia Small Business Financing Authority, Hospital Rev. (Wellmont Health Project), “A”, 5.25%, 2037	470,000	491,159
Washington Health Care Facilities Authority Rev. (Multicare Health Systems), “B”, ASSD GTY, 6%, 2039	440,000	491,894
West Contra Costa, CA, Healthcare District, AMBAC, 5.5%, 2029	105,000	108,289
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), 6.4%, 2033	350,000	360,875
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), “A”, 5%, 2026	200,000	222,070
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), “A”, 5%, 2028	60,000	65,644
Wisconsin Health & Educational Facilities Authority Rev. (Fort Healthcare, Inc.), 6.1%, 2034	750,000	798,473
Wisconsin Health & Educational Facilities Authority Rev. (Meritor Hospital), “A”, 5.5%, 2031	725,000	802,909

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Wisconsin Health & Educational Facilities Authority Rev. (Meritor Hospital), “A”, 6%, 2041	$490,000	$558,855
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Services), 5.25%, 2034	935,000	975,990
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Services), “A”, 5.25%, 2025	390,000	396,930

		$47,701,524
Healthcare Revenue - Long Term Care - 18.5%
Abilene, TX, Health Facilities Development Corp., Retirement Facilities Rev. (Sears Methodist Retirement Systems, Inc.), “A”, 5.9%, 2025	$723,000	$553,659
Abilene, TX, Health Facilities Development Corp., Retirement Facilities Rev. (Sears Methodist Retirement Systems, Inc.), “A”, 7%, 2033	200,000	153,202
Bucks County, PA, Industrial Development Authority Retirement Community Rev. (Ann’s Choice, Inc.), “A”, 6.125%, 2025	500,000	505,970
Bucks County, PA, Industrial Development Authority Rev. (Lutheran Community Telford Center), 5.75%, 2027	90,000	91,040
Bucks County, PA, Industrial Development Authority Rev. (Lutheran Community Telford Center), 5.75%, 2037	120,000	117,674
California Statewide Communities Development Authority Rev. (American Baptist Homes of the West), 6.25%, 2039	215,000	230,338
Chartiers Valley, PA, Industrial & Commercial Development Authority (Friendship Village), “A”, 5.75%, 2020	1,000,000	1,002,070
Chartiers Valley, PA, Industrial & Commercial Development Authority Rev. (Asbury Health Center), 6.375%, 2024	1,000,000	1,000,560
Colorado Health Facilities Authority Rev. (Christian Living Communities Project), “A”, 5.75%, 2037	475,000	485,293
Colorado Health Facilities Authority Rev. (Covenant Retirement Communities, Inc.), 5%, 2035	1,100,000	1,090,980
Columbus, GA, Housing Authority Rev. (Calvary Community, Inc.), 7%, 2019	335,000	335,010
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 6.125%, 2029	695,000	769,018
Fulton County, GA, Residential Care Facilities (Canterbury Court), “A”, 6.125%, 2026	500,000	505,450
Hawaii Department of Budget & Finance, Special Purpose Rev. (15 Craigside Project), “A”, 9%, 2044	140,000	165,281
Houston, TX, Health Facilities Development Corp. (Buckingham Senior Living Community), “A”, 7%, 2014 (c)	500,000	559,720
Howard County, MD, Retirement Facilities Rev. (Vantage House Corp.), “A”, 5.25%, 2033	200,000	179,654

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Long Term Care - continued
Illinois Finance Authority Rev. (Evangelical Retirement Homes of Greater Chicago, Inc.), 7.25%, 2045	$850,000	$904,919
Illinois Finance Authority Rev. (Smith Village), “A”, 6.25%, 2035	1,000,000	966,580
Illinois Health Facilities Authority Rev. (Smith Crossing), “A”, 7%, 2032	525,000	529,541
Indiana Health Facilities Financing Authority Rev. (Hoosier Care, Inc.), “A”, 7.125%, 2034	955,000	955,048
Iowa Finance Authority, Health Care Facilities Rev. (Care Initiatives), “B”, 5.75%, 2018	365,000	365,325
Iowa Finance Authority, Health Care Facilities Rev. (Care Initiatives), “B”, 5.75%, 2028	1,475,000	1,475,428
Kentucky Economic Development Finance Authority Health Facilities Rev. (AHF/Kentucky-Iowa, Inc.), 8%, 2029	351,000	357,792
La Verne, CA, COP (Brethren Hillcrest Homes), “B”, 6.625%, 2025	525,000	537,332
Massachusetts Development Finance Agency Rev. (Adventcare), “A”, 6.75%, 2037	695,000	710,867
Massachusetts Development Finance Agency Rev. (Alliance Health of Brockton, Inc.), “A”, 7.1%, 2032	1,020,000	1,019,847
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A-1”, 6.25%, 2031	130,267	107,520
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A-1”, 6.25%, 2039	31,732	24,762
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A-2”, 5.5%, 2046	8,656	5,885
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), Capital Appreciation, “B”, 0%, 2056	43,059	524
Massachusetts Development Finance Agency Rev. (Loomis Communities, Inc.), “A”, 5.625%, 2015	155,000	155,167
Massachusetts Development Finance Agency Rev. (Loomis Communities, Inc.), “A”, 6.9%, 2032	125,000	127,629
Massachusetts Development Finance Agency Rev. (The Groves in Lincoln), “A”, 7.75%, 2039	80,000	60,057
Massachusetts Development Finance Agency Rev. (The Groves in Lincoln), “A”, 7.875%, 2044	115,000	86,335
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care), 6.125%, 2028	150,000	151,647
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care), 6.25%, 2035	600,000	605,472
New Jersey Economic Development Authority Rev. (Lions Gate), “A”, 5.75%, 2025	400,000	405,024
New Jersey Economic Development Authority Rev. (Lions Gate), “A”, 5.875%, 2037	300,000	298,632

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Long Term Care - continued
New Jersey Economic Development Authority Rev. (Seabrook Village, Inc.), 5.25%, 2026	$500,000	$501,355
New Jersey Economic Development Authority Rev. (Seabrook Village, Inc.), 5.25%, 2036	500,000	495,225
Norfolk, VA, Redevelopment & Housing Authority Rev. (Fort Norfolk Retirement Community), “A”, 6.125%, 2035	195,000	195,696
Pell City, AL, Special Care Facilities, Financing Authority Rev. (Noland Health Services, Inc.), 5%, 2039	175,000	182,935
Shelby County, TN, Health, Educational & Housing Facilities Board Rev. (Germantown Village), “A”, 7.25%, 2034	225,000	226,125
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), “A”, 6%, 2032	199,626	152,077
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), “A”, 6%, 2047	185,367	131,844
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), Capital Appreciation, “B”, 0%, 2047	85,554	2,861
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), Capital Appreciation, “B”, 0%, 2047	79,443	2,657
St. John’s County, FL, Industrial Development Authority Rev. (Presbyterian Retirement), “A”, 6%, 2045	610,000	670,097
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Air Force Village), 6.125%, 2029	550,000	606,353
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Air Force Village), 6.375%, 2044	415,000	450,092
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Stayton at Museum Way), 8.25%, 2044	770,000	836,205
Tempe, AZ, Industrial Development Authority Rev. (Friendship Village), “A”, 6.25%, 2042	90,000	94,396
Tempe, AZ, Industrial Development Authority Rev. (Friendship Village), “A”, 6.25%, 2046	70,000	73,314
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7%, 2030	130,000	149,098
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7.125%, 2040	195,000	221,280
Westmoreland County, PA, Industrial Development Authority Rev. (Redstone Retirement Community), “A”, 5.875%, 2032	600,000	592,758
Westmoreland County, PA, Industrial Development Retirement Authority Rev. (Redstone Retirement Community), “A”, 5.75%, 2026	1,250,000	1,264,388

		$24,445,008
Healthcare Revenue - Other - 0.4%
Massachusetts Health & Educational Facilities Authority Rev. (Civic Investments, Inc.), “A”, 9%, 2012 (c)	$450,000	$477,446

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Industrial Revenue - Airlines - 3.3%
Clayton County, GA, Development Authority Special Facilities Rev. (Delta Airlines, Inc.), “A”, 8.75%, 2029	$200,000	$240,276
Clayton County, GA, Development Authority Special Facilities Rev. (Delta Airlines, Inc.), “B”, 9%, 2035	150,000	162,614
Denver, CO, City & County Airport Rev. (United Airlines), 5.75%, 2032	355,000	363,783
Houston, TX, Airport Systems Rev., Special Facilities (Continental Airlines, Inc.), “E”, 6.75%, 2029	155,000	155,716
Houston, TX, Airport Systems Rev., Special Facilities (Continental Airlines, Inc.), “E”, 7%, 2029	200,000	200,960
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 6.25%, 2029	935,000	938,946
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 9%, 2033	1,250,000	1,343,888
New York, NY, City Industrial Development Agencies Rev. (American Airlines, Inc.), 7.75%, 2031 (d)(q)	385,000	395,984
New York, NY, City Industrial Development Agency Special Facility Rev. (American Airlines, Inc.), “B”, 8.5%, 2028 (d)(q)	500,000	511,195

		$4,313,362
Industrial Revenue - Chemicals - 0.8%
Brazos River, TX, Harbor Navigation District (Dow Chemical Co.), “B-2”, 4.95%, 2033	$400,000	$419,124
Port of Bay, TX, City Authority (Hoechst Celanese Corp.), 6.5%, 2026	660,000	660,581

		$1,079,705
Industrial Revenue - Environmental Services - 0.9%
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Republic Services, Inc.), “B”, 5.25%, 2023 (b)	$135,000	$154,900
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Waste Management, Inc.), “C”, 5.125%, 2023	655,000	714,775
Maine Finance Authority Solid Waste Disposal Rev. (Casella Waste Systems, Inc.), 6.25%, 2025 (b)	360,000	363,427

		$1,233,102
Industrial Revenue - Other - 1.5%
Annawan, IL, Tax Increment Rev. (Patriot Renewable Fuels LLC), 5.625%, 2018	$280,000	$254,173
California Statewide Communities Development Authority Facilities (Microgy Holdings Project), 9%, 2038 (a)(d)	50,491	505
Gulf Coast, TX, Industrial Development Authority Rev. (CITGO Petroleum Corp.), 8%, 2028	375,000	375,281
Houston, TX, Industrial Development Corp. (United Parcel Service, Inc.), 6%, 2023	435,000	409,357

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Industrial Revenue - Other - continued
New Jersey Economic Development Authority Rev. (GMT Realty LLC), “B”, 6.875%, 2037	$1,000,000	$996,990

		$2,036,306
Industrial Revenue - Paper - 2.8%
Beauregard Parish, LA (Boise Cascade Corp.), 6.8%, 2027	$1,000,000	$992,560
Courtland, AL, Industrial Development Board Solid Waste Disposal Rev. (Champion International Corp.), 6%, 2029	1,000,000	1,004,210
Escambia County, FL, Environmental Improvement Rev. (International Paper Co.), “A”, 5%, 2026	980,000	980,363
Escambia County, FL, Environmental Improvement Rev. (International Paper Co.), “A”, 4.75%, 2030	290,000	290,096
Phenix City, AL, Industrial Development Board Environmental Improvement Rev., “A” (Mead Westvaco Coated Board Project), 6.35%, 2035	400,000	401,328

		$3,668,557
Miscellaneous Revenue - Entertainment & Tourism - 1.1%
Agua Caliente Band of Cahuilla Indians, CA, Rev., 5.6%, 2013 (n)	$335,000	$337,998
Brooklyn, NY, Arena Local Development Corp. (Barclays Center Project), 6%, 2030	135,000	149,479
Brooklyn, NY, Arena Local Development Corp. (Barclays Center Project), 6.25%, 2040	85,000	94,608
Cow Creek Band of Umpqua Tribe of Indians, OR, “C”, 5.625%, 2026 (n)	650,000	574,743
Seminole Tribe, FL, Special Obligation Rev., “A”, 5.25%, 2027 (n)	280,000	283,086

		$1,439,914
Miscellaneous Revenue - Other - 3.2%
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 2024	$305,000	$320,256
Capital Trust Agency, FL (Aero Syracuse LLC), 6.75%, 2032	350,000	337,841
Citizens Property Insurance Corp., FL, “A-1”, 5%, 2019	65,000	73,976
Citizens Property Insurance Corp., FL, “A-1”, 5%, 2020	305,000	346,654
Dallas, TX, Civic Center Convention Complex Rev., ASSD GTY, 5.25%, 2034	845,000	938,288
District of Columbia Rev. (American Society Hematology), 5%, 2036	50,000	53,511
District of Columbia Rev. (American Society Hematology), 5%, 2042	40,000	42,571
Massachusetts Port Authority Facilities Rev. (Conrac Project), “A”, 5.125%, 2041	40,000	43,363
New York Liberty Development Corp., Liberty Rev. (One Bryant Park LLC), 6.375%, 2049	545,000	614,324
New York Liberty Development Corp., Liberty Rev. (World Trade Center Project), 5%, 2044	535,000	578,474

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Miscellaneous Revenue - Other - continued
Summit County, OH, Port Authority Building Rev. (Twinsburg Township), “D”, 5.125%, 2025	$595,000	$588,003
V Lakes Utility District, MS, Water Systems Rev., 7%, 2037	300,000	289,677

		$4,226,938
Multi-Family Housing Revenue - 4.7%
Broward County, FL, Housing Finance Authority Rev. (Chaves Lakes Apartments Ltd.), “A”, 7.5%, 2040	$490,000	$490,132
Capital Trust Agency, FL, Housing Rev. (Atlantic Housing Foundation), “B”, 7%, 2032 (d)(q)	625,000	278,194
Charter Mac Equity Issuer Trust, FHLMC, 6%, 2052 (n)	1,000,000	1,114,490
District of Columbia Housing Finance Agency (Henson Ridge), “E”, FHA, 5.1%, 2037	655,000	669,155
Durham, NC, Durham Housing Authority Rev. (Magnolia Pointe Apartments), 5.65%, 2038	913,072	821,710
El Paso County, TX, Housing Finance Corp. (American Housing Foundation), “C”, 8%, 2032	270,000	271,990
El Paso County, TX, Housing Finance Corp. (American Housing Foundation), “D”, 10%, 2032	275,000	277,002
Mississippi Home Corp., Rev. (Kirkwood Apartments), 6.8%, 2037	605,000	384,847
MuniMae TE Bond Subsidiary LLC, 5.8%, 2049 (z)	1,000,000	715,050
Resolution Trust Corp., Pass-Through Certificates, “1993”, 8.5%, 2016 (z)	455,481	442,892
Wilmington, DE, Multi-Family Housing Rev. (Electra Arms Senior Associates), 6.25%, 2028	755,000	714,887

		$6,180,349
Parking - 0.3%
Boston, MA, Metropolitan Transit Parking Corp., Systemwide Parking Rev., 5.25%, 2036	$300,000	$334,083

Port Revenue - 1.4%
Maryland Economic Development Corp. Rev. (Port America Chesapeake Terminal Project), “B”, 5.75%, 2035	$285,000	$305,130
Port Authority NY & NJ, Cons Thirty Seventh, AGM, 5.125%, 2030	1,450,000	1,523,095

		$1,828,225
Sales & Excise Tax Revenue - 5.2%
Bolingbrook, IL, Sales Tax Rev., 6.25%, 2024	$500,000	$313,390
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 2029	165,000	189,724
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 2030	330,000	377,431
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 2031	60,000	68,363
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 2040	505,000	563,302

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Sales & Excise Tax Revenue - continued
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 2034	$630,000	$714,181
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 2041	300,000	338,979
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A”, 5%, 2024	1,095,000	1,377,433
Massachusetts School Building Authority, Dedicated Sales Tax Rev., AMBAC, 4.75%, 2032	840,000	907,662
Massachusetts School Building Authority, Dedicated Sales Tax Rev., “B”, 5%, 2032	390,000	456,359
Metropolitan Pier & Exposition Authority, State Tax Rev., Capital Appreciation, ETM, FGIC, 0%, 2014 (c)	1,010,000	995,991
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5.25%, 2041	35,000	37,339
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, 0% to 2016, 6.75% to 2032	460,000	470,207

		$6,810,361
Single Family Housing - Local - 1.1%
Minneapolis & St. Paul Housing Authority Rev. (City Living), “A-2”, GNMA, 5%, 2038	$371,241	$376,787
Pittsburgh, PA, Urban Redevelopment Authority Rev., “C”, GNMA, 4.8%, 2028	1,000,000	1,018,370

		$1,395,157
Single Family Housing - State - 1.3%
California Housing Finance Agency Rev. (Home Mortgage), “G”, 5.5%, 2042	$290,000	$301,284
Colorado Housing & Finance Authority, “A”, 5.5%, 2029	1,045,000	1,072,818
Iowa Finance Authority, Single Family Mortgage Rev., “E”, 5.4%, 2032	270,000	271,377
Kentucky Counties Single Family Mortgage Rev., “A”, NATL, 9%, 2016	5,000	5,001
North Dakota Housing Finance Agency Rev., “A”, 4.85%, 2021	100,000	102,466

		$1,752,946
Solid Waste Revenue - 0.1%
Pennsylvania Economic Development Financing Authority, Sewer Sludge Disposal Rev. (Philadelphia Biosolids Facility), 6.25%, 2032	$75,000	$83,544

State & Agency - Other - 0.4%
Commonwealth of Puerto Rico (Mepsi Campus), “A”, 6.5%, 2037	$500,000	$511,420

State & Local Agencies - 4.4%
Dorchester County, SC, School District No. 2, Growth Remedy Opportunity Tax Hike, 5.25%, 2029	$500,000	$535,985

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
State & Local Agencies - continued
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, FGIC, 5%, 2035	$110,000	$111,922
Guam Government Department of Education (John F. Kennedy High School), “A”, COP, 6.875%, 2040	295,000	319,928
Laurens County, SC, School District No. 55, Installment Purchase Rev., 5.25%, 2030	700,000	731,010
New York Metropolitan Transportation Authority, “A”, 5.125%, 2029	800,000	802,504
Newberry, SC, Investing in Children’s Education (Newberry County School District Program), 5%, 2030	400,000	416,076
Philadelphia, PA, Municipal Authority Rev., 6.5%, 2034	135,000	147,060
Puerto Rico Public Finance Corp., “E”, ETM, 6%, 2026 (c)	80,000	111,458
Puerto Rico Public Finance Corp., “E”, ETM, 6%, 2026 (c)	820,000	1,166,401
Puerto Rico Public Finance Corp., Commonwealth Appropriations, “B”, 6%, 2026	225,000	260,510
Puerto Rico Public Finance Corp., Commonwealth Appropriations, “B”, 5.5%, 2031	325,000	349,905
Wisconsin General Fund Annual Appropriation Rev., “A”, 5.75%, 2033 (f)	660,000	798,976

		$5,751,735
Student Loan Revenue - 1.0%
Iowa Student Loan Liquidity Corp., “A-2”, 5.5%, 2025	$200,000	$223,050
Iowa Student Loan Liquidity Corp., “A-2”, 5.6%, 2026	200,000	223,090
Iowa Student Loan Liquidity Corp., “A-2”, 5.7%, 2027	20,000	22,341
Iowa Student Loan Liquidity Corp., “A-2”, 5.75%, 2028	370,000	412,195
Massachusetts Educational Financing Authority, Education Loan Rev., “H”, ASSD GTY, 6.35%, 2030	410,000	452,948
Massachusetts Educational Financing Authority, Education Loan Rev., “I-A”, 5.5%, 2022	25,000	29,113

		$1,362,737
Tax - Other - 2.0%
Dallas County, TX, Flood Control District, 7.25%, 2032	$750,000	$764,385
Hudson Yards, NY, Infrastructure Corp. Rev., “A”, 5%, 2047	360,000	374,623
Hudson Yards, NY, Infrastructure Corp. Rev., “A”, 5.75%, 2047	370,000	427,716
New Jersey Economic Development Authority Rev., 5%, 2025	135,000	150,669
New Jersey Economic Development Authority Rev., 5%, 2026	65,000	72,025
New Jersey Economic Development Authority Rev., 5%, 2028	25,000	27,438
New Jersey Economic Development Authority Rev., 5%, 2029	25,000	27,329
New York, NY, City Transitional Finance Authority Building Aid Rev., “S-3”, 5.25%, 2039	440,000	483,446

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Tax - Other - continued
Virgin Islands Public Finance Authority Rev. (Diageo Project), “A”, 6.75%, 2037	$205,000	$237,363

		$2,564,994
Tax Assessment - 5.6%
Anne Arundel County, MD, Special Obligation (National Business Park-North Project), 6.1%, 2040	$140,000	$146,262
Atlanta, GA, Tax Allocation (Eastside Project), “B”, 5.4%, 2020	500,000	542,770
Capital Region Community Development District, FL, Capital Improvement Rev., “A”, 7%, 2039	225,000	203,821
Celebration Community Development District, FL, “A”, 6.4%, 2034	665,000	676,844
Chicago, IL, Tax Increment Allocation (Pilsen Redevelopment), “B”, 6.75%, 2022	310,000	323,907
Du Page County, IL, Special Service Area No. 31 Special Tax (Monarch Landing Project), 5.625%, 2036	250,000	238,798
Heritage Harbour North Community Development District, FL, Capital Improvement Rev., 6.375%, 2038	315,000	294,065
Homestead, Community Development District, FL, Special Assessment, “A”, 6%, 2037	365,000	255,902
Homestead, Community Development District, FL, Special Assessment, “B”, 5.9%, 2013 (d)	140,000	98,363
Huntington Beach, CA, Community Facilities District, Special Tax (Grand Coast Resort), “2000-1”, 6.45%, 2031	500,000	506,090
Lincolnshire, IL, Special Service Area No. 1 (Sedgebrook Project), 6.25%, 2034	250,000	250,440
Main Street Community Development District, FL, “A”, 6.8%, 2038	280,000	261,304
Oakmont Grove Community Development District, FL, “A”, 5.4%, 2038 (a)(d)	300,000	111,000
Ohio County, WV, Commission Tax Increment Rev. (Fort Henry Centre), “A”, 5.85%, 2034	125,000	129,751
Orlando, FL, Special Assessment Rev. (Conroy Road Interchange Project), “A”, 5.8%, 2026	275,000	275,638
Plano, IL, Special Service Area No. 4 (Lakewood Springs Project Unit 5-B), 6%, 2035	1,435,000	1,386,540
Sweetwater Creek Community Development District, FL, Capital Improvement Rev., “A”, 5.5%, 2038 (a)(d)	190,000	72,200
Tolomato Community Development District, FL, Special Assessment, 6.65%, 2040 (d)(q)	585,000	260,325
Tuscany Reserve Community Development District, FL, Special Assessment, “B”, 5.25%, 2016	185,000	168,307
West Villages Improvement District, FL, Special Assessment Rev. (Unit of Development No. 3), 5.5%, 2037 (a)(d)	470,000	202,100

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Tax Assessment - continued
Westridge, FL, Community Development District, Capital Improvement Rev., 5.8%, 2037 (a)(d)	$960,000	$364,800
Yorba Linda, CA, Redevelopment Agency, Tax Allocation Rev., Capital Appreciation, “A”, NATL, 0%, 2024	1,325,000	678,824

		$7,448,051
Tobacco - 8.3%
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.125%, 2024	$3,270,000	$2,616,262
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.875%, 2047	250,000	189,475
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 6.25%, 2013 (c)	785,000	819,571
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 5.75%, 2047	525,000	418,766
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Asset Backed, “A-1”, 5%, 2033	440,000	336,794
Illinois Railsplitter Tobacco Settlement Authority, 6%, 2028	1,365,000	1,583,960
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 2041	3,355,000	2,601,635
Rhode Island Tobacco Settlement Authority, 6%, 2023	920,000	921,316
Suffolk, NY, Tobacco Asset Securitization Corp., Tobacco Settlement, “B”, 5.25%, 2037	80,000	83,087
Tobacco Securitization Authority, Minnesota Tobacco Settlement Rev., “B”, 5.25%, 2031	790,000	874,333
Washington Tobacco Settlement Authority Rev., 6.625%, 2032	500,000	520,370

		$10,965,569
Toll Roads - 6.3%
E-470 Public Highway Authority, CO, Capital Appreciation, “B”, NATL, 0%, 2018	$1,500,000	$1,247,220
Mid-Bay Bridge Authority, FL, Springing Lien Rev., “A”, 7.25%, 2040	445,000	519,925
North Texas Tollway Authority Rev., 6%, 2038	765,000	884,095
North Texas Tollway Authority Rev. (Special Projects System), “D”, 5%, 2031	1,200,000	1,364,328
San Joaquin Hills, CA, Transportation Corridor Agency, Toll Road Rev., Capital Appreciation, “A”, NATL, 0%, 2015	3,000,000	2,726,130
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.25%, 2032	285,000	295,830
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 6%, 2037	470,000	515,792
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.5%, 2042	755,000	788,809

		$8,342,129

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Universities - Colleges - 10.0%
Allegheny County, PA, Higher Education Building Authority Rev. (Chatham University), “A”, 5%, 2030	$80,000	$86,035
Brevard County, FL, Industrial Development Rev. (TUFF Florida Tech LLC Project), 6.75%, 2039	540,000	593,654
California Educational Facilities Authority Rev. (Chapman University), 5%, 2031	145,000	157,592
California Educational Facilities Authority Rev. (University of Southern California), “A”, 5.25%, 2038	1,270,000	1,446,721
California Municipal Finance Authority Rev. (Biola University), 5.8%, 2028	100,000	109,805
California State University Rev., “A”, 5%, 2037	990,000	1,089,762
Florida Higher Educational Facilities, Financial Authority Rev. (University of Tampa Project), “A”, 5%, 2032	25,000	26,845
Florida Higher Educational Facilities, Financial Authority Rev. (University of Tampa Project), “A”, 5.25%, 2042	210,000	227,585
Florida State University Board of Governors, System Improvement Rev., 6.25%, 2030	1,000,000	1,196,130
Grand Valley, MI, State University Rev., 5.5%, 2027	135,000	150,698
Grand Valley, MI, State University Rev., 5.625%, 2029	65,000	72,173
Harris County, TX, Cultural Education Facilities Rev. (Baylor College of Medicine), “D”, 5.625%, 2032	540,000	557,480
Illinois Finance Authority Rev. (Illinois Institute of Technology), “A”, 5%, 2036	110,000	93,793
Illinois Finance Authority Rev. (Roosevelt University Project), 6.25%, 2029	670,000	734,092
Illinois Finance Authority Rev. (Roosevelt University Project), 6.5%, 2039	155,000	169,692
Illinois Finance Authority Rev. (University of Chicago), “A”, 5%, 2051	165,000	180,142
Massachusetts Development Finance Agency Rev. (The Broad Institute, Inc.), “A”, 5.25%, 2037	580,000	635,674
Massachusetts Health & Educational Facilities Authority Rev. (Simmons College), “I”, 8%, 2029	255,000	303,113
Massachusetts Health & Educational Facilities Authority Rev. (Suffolk University), “A”, 6.25%, 2030	725,000	838,608
Massachusetts Health & Educational Facilities Authority Rev. (Suffolk University), “A”, 5.75%, 2039	455,000	501,847
Savannah, GA, Economic Development Authority Rev. (AASU Student Union LLC), ASSD GTY, 5.125%, 2039	335,000	361,140
Texas Tech University Rev., Refunding & Improvement, “A”, 5%, 2030	195,000	225,617
Texas Tech University Rev., Refunding & Improvement, “A”, 5%, 2031	85,000	97,904
Texas Tech University Rev., Refunding & Improvement, “A”, 5%, 2032	80,000	91,869
Texas Tech University Rev., Refunding & Improvement, “A”, 5%, 2037	150,000	169,694

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Universities - Colleges - continued
University of Illinois Rev. (Auxiliary Facilities Systems), “A”, 5.125%, 2029	$1,880,000	$2,066,289
University of Southern Indiana Rev. (Student Fee), “J”, ASSD GTY, 5.75%, 2028	300,000	349,995
University of Southern Mississippi Educational Building Corp. Rev. (Campus Facilities Project), 5.25%, 2032	220,000	249,839
University of Southern Mississippi Educational Building Corp. Rev. (Campus Facilities Project), 5.375%, 2036	80,000	90,662
Washington Higher Education Facilities Authority Rev. (Whitworth University), 5.875%, 2034	280,000	307,801

		$13,182,251
Universities - Dormitories - 2.2%
Bowling Green, OH, Student Housing Rev. (State University Project), 5.75%, 2031	$175,000	$185,091
Buffalo & Erie County, NY, Industrial Land Development Corp. Rev. (Buffalo State College), “A”, 5.375%, 2041	200,000	217,318
California Statewide Communities Development Authority Rev. (Lancer Educational Student Housing Project), 5.625%, 2033	735,000	749,222
Illinois Finance Authority Student Housing Rev. (Illinois State University), 6.75%, 2031	240,000	270,557
Illinois Finance Authority Student Housing Rev. (Northern Illinois University Project), 6.625%, 2031	615,000	697,023
Mississippi State University, Educational Building Corp., 5%, 2036	440,000	486,578
Oregon Facilities Authority, Student Housing Rev. (Southern Oregon University), ASSD GTY, 4.7%, 2033	50,000	52,328
Oregon Facilities Authority, Student Housing Rev. (Southern Oregon University), ASSD GTY, 5%, 2044	60,000	63,402
Pennsylvania Higher Educational Facilities Authority Rev. (Edinboro University Foundation), 5.8%, 2030	80,000	88,684
Pennsylvania Higher Educational Facilities Authority Rev. (Edinboro University Foundation), 6%, 2043	110,000	121,374

		$2,931,577
Universities - Secondary Schools - 0.8%
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), 5.5%, 2031	$95,000	$103,426
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), 5.75%, 2041	75,000	82,346
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 6.125%, 2040	215,000	238,945
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 6.25%, 2045	135,000	150,507

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Universities - Secondary Schools - continued
La Vernia, TX, Higher Education Finance Corp. Rev. (KIPP, Inc.), “A”, 6.25%, 2039	$195,000	$220,750
North Texas Education Finance Corp., Education Rev. (Uplift Education), “A”, 4.875%, 2032	70,000	71,866
North Texas Education Finance Corp., Education Rev. (Uplift Education), “A”, 5.125%, 2042	170,000	175,843
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School), 6%, 2035	50,000	53,727

		$1,097,410
Utilities - Cogeneration - 0.2%
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Central Facilities (Cogeneration Facilities - AES Puerto Rico Project), 6.625%, 2026	$320,000	$320,106

Utilities - Investor Owned - 5.2%
Apache County, AZ, Industrial Development Authority, Pollution Control Rev. (Tucson Electric Power Co.),”A”, 4.5%, 2030	$325,000	$330,109
Brazos River Authority, TX, Pollution Control Rev. (TXU Electric Co. LLC), “C”, 6.75%, 2038	555,000	71,950
Bryant, IL, Pollution Control Rev. (Central Illinois Light Co.), 5.9%, 2023	975,000	978,257
Chula Vista, CA, Industrial Development Rev. (San Diego Gas), 5.875%, 2034	245,000	286,586
Farmington, NM, Pollution Control Rev. (Public Service New Mexico), “D”, 5.9%, 2040	500,000	543,740
Hawaii Department of Budget & Finance Special Purpose Rev. (Hawaiian Electric Co. & Subsidiary), 6.5%, 2039	390,000	448,754
Massachusetts Development Finance Agency, Solid Waste Disposal Rev. (Dominion Energy Brayton), 5.75%, 2042 (b)	85,000	101,882
Matagorda County, TX, Pollution Control Rev. (Central Power & Light Co.), “A”, 6.3%, 2029	275,000	316,852
Mississippi Business Finance Corp., Pollution Control Rev. (Systems Energy Resources Project), 5.875%, 2022	1,500,000	1,502,940
New Hampshire Business Finance Authority, Pollution Control Rev. (Public Service of New Hampshire), “B”, NATL, 4.75%, 2021	250,000	262,423
Owen County, KY, Waterworks System Rev. (American Water Co. Project), “A”, 6.25%, 2039	205,000	225,406
Pennsylvania Economic Development Financing Authority (Allegheny Energy Supply Co. LLC), 7%, 2039	600,000	688,416
Pima County, AZ, Industrial Development Authority Rev. (Tucson Electric Power Co.), 5.75%, 2029	1,015,000	1,077,280

		$6,834,595

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Utilities - Municipal Owned - 1.3%
Harris County, TX, Cultural Education Facilities Financial Corp., Thermal Utilities Rev. (Teco Project), “A”, 5.25%, 2035	$140,000	$156,125
Long Island, NY, Power Authority, “A”, 5%, 2038	735,000	806,905
Puerto Rico Electric Power Authority, Power Rev., “A”, 5%, 2042	370,000	374,662
Sacramento, CA, Municipal Utility District, “X”, 5%, 2028	365,000	421,360

		$1,759,052
Utilities - Other - 3.5%
California M-S-R Energy Authority Gas Rev., “A”, 7%, 2034	$155,000	$203,279
California M-S-R Energy Authority Gas Rev., “A”, 6.5%, 2039	335,000	414,753
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5.5%, 2028	335,000	378,322
Indiana Bond Bank Special Program, Gas Rev., “A”, 5.25%, 2018	230,000	266,391
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.5%, 2038	25,000	31,460
Salt Verde Financial Corp., AZ, Senior Gas Rev., 5%, 2037	705,000	716,224
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2021	1,710,000	1,908,617
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2022	270,000	296,919
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2026	165,000	181,551
Tennessee Energy Acquisition Corp., Gas Rev., “C”, 5%, 2025	240,000	254,086

		$4,651,602
Water & Sewer Utility Revenue - 9.5%
Atlanta, GA, Water & Wastewater Rev., “A”, 6%, 2022	$370,000	$455,637
Birmingham, AL, Waterworks Board Water Rev., “A”, ASSD GTY, 5.125%, 2034	595,000	652,412
California Department of Water Resources, Center Valley Project Rev., “AJ”, 5%, 2035	1,010,000	1,190,346
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 5.75%, 2037	290,000	304,225
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2038	655,000	699,861
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	135,000	143,586
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 2028	125,000	147,608
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 2029	115,000	134,677
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 2030	75,000	87,173
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 2031	15,000	17,304
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 2041	420,000	466,364
Houston, TX, Utility System Rev., “D”, 5%, 2036	435,000	493,825
King County, WA, Sewer Rev., 5%, 2040	1,395,000	1,554,504
Massachusetts Water Resources Authority, “B”, 5%, 2041	275,000	310,976

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Water & Sewer Utility Revenue - continued
New York Environmental Facilities Corp., Clean Drinking Water Revolving Funds, 5%, 2024	$215,000	$260,322
New York Environmental Facilities Corp., Clean Drinking Water Revolving Funds, 5%, 2041	685,000	765,063
New York Environmental Facilities, “C”, 5%, 2041	945,000	1,070,099
New York, NY, Municipal Water Finance Authority, Water & Sewer System Rev., “AA”, 5%, 2034	1,980,000	2,265,872
New York, NY, Municipal Water Finance Authority, Water & Sewer Systems Rev., “DD”, 4.75%, 2035	790,000	851,770
Surprise, AZ, Municipal Property Corp., 4.9%, 2032	700,000	703,535

		$12,575,159
Total Municipal Bonds (Identified Cost, $188,872,474)		$202,904,566

Money Market Funds - 0.1%
MFS Institutional Money Market Portfolio, 0.13%, at Cost and Net Asset Value (v)	181,744	$181,744
Total Investments (Identified Cost, $189,054,218)		$203,086,310

Other Assets, Less Liabilities - 3.0%		3,963,409
Preferred Shares (Issued by the Fund) - (56.8)%		(75,000,000)
Net assets applicable to common shares - 100.0%		$132,049,719

(a)	Non-income producing security.

(b)	Mandatory tender date is earlier than stated maturity date.

(c)	Refunded bond.

(d)	In default. Interest and/or scheduled principal payment(s) have been missed.

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $2,310,317, representing 1.7% of net assets applicable to common shares.

(q)	Interest received was less than stated coupon rate.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

(z)

Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or

Portfolio of Investments (unaudited) – continued

to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
MuniMae TE Bond Subsidiary LLC, 5.8%, 2049	10/14/04	$1,000,000	$715,050
Resolution Trust Corp., Pass-Through Certificates, “1993”, 8.5%, 2016	10/17/01-1/14/02	455,481	442,892
Total Restricted Securities			$1,157,942
% of Net assets applicable to common shares			0.9%

The following abbreviations are used in this report and are defined:

COP	Certificate of Participation
ETM	Escrowed to Maturity
LOC	Letter of Credit

Insurers
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
SYNCORA	Syncora Guarantee Inc.

Derivative Contracts at 5/31/12

Futures Contracts Outstanding at 5/31/12

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr (Short)	USD	22	$3,293,813	September - 2012	$(51,640)
U.S. Treasury Note 10 yr (Short)	USD	188	25,180,250	September - 2012	(173,971)

					$(225,611)

At May 31, 2012, the fund had liquid securities with an aggregate value of $357,118 to cover any commitments for certain derivative contracts.

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 5/31/12 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $188,872,474)	$202,904,566
Underlying affiliated funds, at cost and value	181,744
Total investments, at value (identified cost, $189,054,218)	$203,086,310
Cash	28
Receivables for
Investments sold	892,125
Interest	3,221,125
Other assets	18,200
Total assets	$207,217,788
Liabilities
Payables for
Distributions on preferred shares	$2,263
Daily variation margin on open futures contracts	57,813
Payable to affiliates
Investment adviser	7,563
Transfer agent and dividend disbursing costs	1,353
Payable for independent Trustees’ compensation	2,538
Accrued expenses and other liabilities	96,539
Total liabilities	$168,069
Preferred shares
Auction preferred shares (3,000 shares issued and outstanding at $25,000 per share) at liquidation value	$75,000,000
Net assets applicable to common shares	$132,049,719
Net assets consist of
Paid-in capital – common shares	$172,957,826
Unrealized appreciation (depreciation) on investments	13,806,481
Accumulated net realized gain (loss) on investments	(55,279,807)
Undistributed net investment income	565,219
Net assets applicable to common shares	$132,049,719
Preferred shares, at liquidation value (3,000 shares issued and outstanding at $25,000 per share)	75,000,000
Net assets including preferred shares	$207,049,719
Common shares of beneficial interest outstanding	28,216,306
Net asset value per common share (net assets of $132,049,719 / 28,216,306 shares of beneficial interest outstanding)	$4.68

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 5/31/12 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Interest	$5,708,125
Dividends from underlying affiliated funds	1,294
Total investment income	$5,709,419
Expenses
Management fee	$658,449
Transfer agent and dividend disbursing costs	23,498
Administrative services fee	20,331
Independent Trustees’ compensation	12,787
Stock exchange fee	12,617
Preferred shares service fee	38,227
Custodian fee	8,620
Shareholder communications	16,159
Audit and tax fees	38,231
Legal fees	1,873
Miscellaneous	20,067
Total expenses	$850,859
Fees paid indirectly	(5)
Reduction of expenses by investment adviser	(273)
Net expenses	$850,581
Net investment income	$4,858,838
Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis)
Investments	$(1,287,927)
Futures contracts	(957,085)
Net realized gain (loss) on investments	$(2,245,012)
Change in unrealized appreciation (depreciation)
Investments	$14,707,323
Futures contracts	(372,204)
Net unrealized gain (loss) on investments	$14,335,119
Net realized and unrealized gain (loss) on investments	$12,090,107
Distributions declared to preferred shareholders	$(90,429)
Change in net assets from operations	$16,858,516

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 5/31/12 (unaudited)	Year ended 11/30/11
From operations
Net investment income	$4,858,838	$9,910,163
Net realized gain (loss) on investments	(2,245,012)	(5,216,349)
Net unrealized gain (loss) on investments	14,335,119	5,561,140
Distributions declared to preferred shareholders	(90,429)	(236,327)
Change in net assets from operations	$16,858,516	$10,018,627
Distributions declared to common shareholders
From net investment income	$(4,876,681)	$(10,006,832)
Net asset value of shares issued to common shareholders in reinvestment of distributions	$222,140	$461,392
Total change in net assets	$12,203,975	$473,187
Net assets applicable to common shares
At beginning of period	119,845,744	119,372,557
At end of period (including undistributed net investment income of $565,219 and $673,491, respectively)	$132,049,719	$119,845,744

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 5/31/12 (unaudited)		Years ended 11/30
			2011	2010	2009	2008	2007

Common Shares
Net asset value, beginning of period	$4.25		$4.25	$4.18	$3.48	$5.34	$5.98
Income (loss) from investment operations
Net investment income (d)	$0.17		$0.35	$0.37	$0.38	$0.43	$ 0.45	(z)
Net realized and unrealized gain (loss) on investments	0.43		0.02	0.06	0.67	(1.85)	(0.66	)(z)
Distributions declared to preferred shareholders	(0.00	)(w)	(0.01)	(0.01)	(0.02)	(0.11)	(0.12)
Total from investment operations	$0.60		$0.36	$0.42	$1.03	$(1.53)	$(0.33)
Less distributions declared to common shareholders
From net investment income	$(0.17)		$(0.36)	$(0.35)	$(0.33)	$(0.33)	$(0.31)
Net asset value, end of period (x)	$4.68		$4.25	$4.25	$4.18	$3.48	$5.34
Market value, end of period	$5.00		$4.57	$4.45	$4.24	$3.04	$4.90
Total return at market value (%) (p)	13.52	(n)	11.82	13.69	52.58	(33.26)	(13.21)
Total return at net asset value (%) (j)(r)(s)(x)	14.26	(n)	8.88	10.14	31.40	(29.90)	(5.73)
Ratios (%) (to average net assets applicable to common shares) and Supplemental data:
Expenses before expense reductions (f)(p)	1.33	(a)	1.43	1.41	1.61	1.57	1.39
Expenses after expense reductions (f)(p)	1.33	(a)	1.43	1.40	1.50	1.48	1.39
Net investment income (p)	7.61	(a)	8.49	8.57	10.17	9.02	7.87	(z)
Portfolio turnover	7		21	11	17	34	29
Net assets at end of period (000 omitted)	$132,050		$119,846	$119,373	$116,870	$96,955	$148,439

Financial Highlights – continued

	Six months ended 5/31/12 (unaudited)		Years ended 11/30
			2011	2010	2009	2008	2007

Supplemental Ratios (%):
Ratio of expenses to average net assets applicable to common shares after expense reductions and excluding interest expense and fees (f)(l)(p)	N/A		N/A	N/A	N/A	1.44	N/A
Ratio of expenses to average net assets applicable to common shares and preferred shares after expense reductions and excluding interest expense and fees (f)(l)(p)	0.84	(a)	0.87	0.87	0.87	0.87	0.89
Net investment income available to common shares	7.47	(a)	8.29	8.32	9.68	6.66	5.78
Senior Securities:
Total preferred shares outstanding	3,000		3,000	3,000	3,000	3,000	3,600
Asset coverage per preferred share (k)	$69,017		$64,949	$64,791	$63,957	$57,318	$66,233
Involuntary liquidation preference per preferred share (m)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000
Average market value per preferred share (m)(u)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(j)	Total return at net asset value is calculated using the net asset value of the fund, not the publicly traded price and therefore may be different than the total return at market value.
(k)	Calculated by subtracting the fund’s total liabilities (not including preferred shares) from the fund’s total assets and dividing this number by the number of preferred shares outstanding.
(l)	Interest expense and fees relate to payments made to the holder of the floating rate certificate from trust assets.
(m)	Amount excludes accrued unpaid distributions to auction preferred shareholders.
(n)	Not annualized.
(p)	Ratio excludes dividend payment on auction preferred shares.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(u)	Average market value represents the approximate fair value of the fund’s liability.
(w)	Per share amount was less than $0.01.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
(z)	The fund applied a change in estimate for amortization of premium on certain debt securities in the year ended November 30, 2007 that resulted in an increase of $0.01 per share to net investment income, a decrease of $0.01 per share to net realized and unrealized gain (loss) on investments, and an increase of 0.15% to the net investment income ratio. The change in estimate had no impact on net assets, net asset value per share or total return.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS High Yield Municipal Trust (the fund) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a closed-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests primarily in municipal instruments. The value of municipal instruments can be affected by changes in their actual or perceived credit quality. The credit quality of municipal instruments can be affected by, among other things, the financial condition of the issuer or guarantor, the issuer’s future borrowing plans and sources of revenue, the economic feasibility of the revenue bond project or general borrowing purpose, political or economic developments in the region where the instrument is issued and the liquidity of the security. Municipal instruments generally trade in the over-the counter market. Municipal instruments backed by current and anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the taxation supporting the projects or assets or the inability to collect revenues for the project or from the assets. If the Internal Revenue Service determines an issuer of a municipal instrument has not complied with the applicable tax requirements, the security could decline in value, interest from the security could become taxable and the funds may be required to issue Forms 1099-DIV. The fund invests in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions.

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update 2011-11, Balance Sheet (Topic 210) – Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”). Effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods, ASU 2011-11 is intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. Although still

Notes to Financial Statements (unaudited) – continued

evaluating the potential impacts of ASU 2011-11 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

Investment Valuations – Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to

Notes to Financial Statements (unaudited) – continued

fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts. The following is a summary of the levels used as of May 31, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$202,904,566	$—	$202,904,566
Mutual Funds	181,744	—	—	181,744
Total Investments	$181,744	$202,904,566	$—	$203,086,310

Other Financial Instruments
Futures Contracts	$(225,611)	$—	$—	$(225,611)

For further information regarding security characteristics, see the Portfolio of Investments.

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Municipal Bonds
Balance as of 11/30/11	$93,362
Accrued discounts/premiums	6
Realized gain (loss)	(118,392)
Change in unrealized appreciation (depreciation)	111,925
Liquidation proceeds	(86,901)
Balance as of 5/31/12	$—

The net change in unrealized appreciation (depreciation) from investments still held as level 3 at May 31, 2012 is $0.

Notes to Financial Statements (unaudited) – continued

Derivatives – The fund uses derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were futures contracts. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract Tables, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at May 31, 2012 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)
Risk	Derivative Contracts	Liability Derivatives
Interest Rate	Interest Rate Futures	$(225,611)

(a)	The value of futures contracts outstanding includes cumulative appreciation (depreciation) as reported in the fund’s Portfolio of Investments. Only the current day variation margin for futures contracts is separately reported within the fund’s Statement of Assets and Liabilities.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended May 31, 2012 as reported in the Statement of Operations:

Risk	Futures Contracts
Interest Rate	$(957,085)

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended May 31, 2012 as reported in the Statement of Operations:

Risk	Futures Contracts
Interest Rate	$(372,204)

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain

Notes to Financial Statements (unaudited) – continued

deterioration in the credit quality of the other party. The ISDA Master Agreement gives the fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of assets and liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives (i.e., futures contracts and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forward foreign currency exchange contracts, swap agreements and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash collateral that has been pledged to cover obligations of the fund under derivative contracts, if any, will be reported separately on the Statement of Assets and Liabilities as “Restricted cash”. Securities collateral pledged for the same purpose, if any, is noted in the Portfolio of Investments.

Futures Contracts – The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.

The fund bears the risk of interest rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the

Notes to Financial Statements (unaudited) – continued

exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Legal fees and other related expenses incurred to preserve and protect the value of a security owned are added to the cost of the security; other legal fees are expensed. Capital infusions made directly to the security issuer, which are generally non-recurring, incurred to protect or enhance the value of high-yield debt securities, are reported as additions to the cost basis of the security. Costs that are incurred to negotiate the terms or conditions of capital infusions or that are expected to result in a plan of reorganization are reported as realized losses. Ongoing costs incurred to protect or enhance an investment, or costs incurred to pursue other claims or legal actions, are expensed.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by

Notes to Financial Statements (unaudited) – continued

the fund. This amount, for the six months ended May 31, 2012, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable and tax-exempt income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to expiration of capital loss carryforwards, amortization and accretion of debt securities, defaulted bonds, and derivative transactions.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

11/30/11
Ordinary income (including any short-term capital gains)	$66,263
Tax-exempt income	10,176,896
Total distributions	$10,243,159

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 5/31/12
Cost of investments	$188,463,547
Gross appreciation	18,649,936
Gross depreciation	(4,027,173)
Net unrealized appreciation (depreciation)	$14,622,763

Notes to Financial Statements (unaudited) – continued

As of 11/30/11
Undistributed ordinary income	52,477
Undistributed tax-exempt income	1,034,108
Capital loss carryforwards	(52,869,206)
Post-October capital loss deferral	(417,755)
Other temporary differences	(413,094)
Net unrealized appreciation (depreciation)	(276,472)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after November 30, 2011 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

As of November 30, 2011, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

Pre-enactment losses:
11/30/12	$(4,060,511)
11/30/14	(7,119,782)
11/30/15	(11,048,097)
11/30/16	(11,728,477)
11/30/17	(10,848,523)
11/30/18	(3,454,980)
11/30/19	(4,608,836)
Total	$(52,869,206)

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.65% of the fund’s average daily net assets (including the value of the auction preferred shares).

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses other than preferred shares service fees, such that total annual fund operating expenses do not exceed 0.87% annually of the fund’s average daily net assets (including the value of the auction preferred shares). This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until November 30, 2013. For the six months ended May 31, 2012, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.

Notes to Financial Statements (unaudited) – continued

Transfer Agent – The fund engages Computershare Trust Company, N.A. (“Computershare”) as the sole transfer agent for the fund’s common shares. MFS Service Center, Inc. (MFSC) monitors and supervises the activities of Computershare for an agreed upon fee approved by the Board of Trustees. For the six months ended May 31, 2012, these fees paid to MFSC amounted to $7,614.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets (including the value of the auction preferred shares). The administrative services fee incurred for the six months ended May 31, 2012 was equivalent to an annual effective rate of 0.0201% of the fund’s average daily net assets (including the value of the auction preferred shares).

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS and MFSC.

Deferred Trustee Compensation – Prior to MFS’ appointment as investment adviser to the fund, the fund’s former independent Trustees participated in a Deferred Compensation Plan (the “Former Colonial Trustees Plan” or “Plan”). The fund’s current independent Trustees are not allowed to defer compensation under the Former Colonial Trustees Plan. Amounts deferred under the Plan are invested in shares of certain non-MFS funds selected by the former independent Trustees as notional investments. Deferred amounts represent an unsecured obligation of the fund until distributed in accordance with the Plan. Included in “Other assets” and “Payable for independent Trustees’ compensation” on the Statement of Assets and Liabilities is $2,505 of deferred Trustees’ compensation. There is no current year expense associated with the Former Colonial Trustees Plan.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the

Notes to Financial Statements (unaudited) – continued

Agreements. For the six months ended May 31, 2012, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $777 and are included in “Miscellaneous” expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $273, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, aggregated $14,346,839 and $15,022,470, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. The fund reserves the right to repurchase shares of beneficial interest of the fund subject to Trustee approval. During the six months ended May 31, 2012 and the year ended November 30, 2011, the fund did not repurchase any shares. Transactions in fund shares were as follows:

	Six months ended 5/31/12		Year ended 11/30/11
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions	47,554	$222,140	110,639	$461,392

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed

Notes to Financial Statements (unaudited) – continued

upon spread. For the six months ended May 31, 2012, the fund’s commitment fee and interest expense were $439 and $0, respectively, and are included in “Miscellaneous” expense on the Statement of Operations.

(7)	Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	1,406,065	17,475,926	(18,700,247)	181,744

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$1,294	$181,744

(8)	Auction Preferred Shares

The fund has 3,000 shares issued and outstanding of Auction Preferred Shares (APS), series F. Dividends are cumulative at a rate that is reset every seven days through an auction process. If the APS are unable to be remarketed on a remarketing date as part of the auction process, the fund would be required to pay the maximum applicable rate on APS to holders of such shares for successive dividend periods until such time when the shares are successfully remarketed. The maximum rate on APS rated aa3/AA- or better is equal to 110% of the higher of (i) the Taxable Equivalent of the Short-Term Municipal Bond Rate or (ii) the “AA” Composite Commercial Paper Rate.

Since February 2008, regularly scheduled auctions for APS issued by closed end funds, including this fund, have consistently failed because of insufficient demand (bids to buy shares) to meet the supply (shares offered for sale) at each auction. In a failed auction, APS holders cannot sell their shares tendered for sale. While repeated auction failures have affected the liquidity for APS, they do not constitute a default or automatically alter the credit quality of the APS, and APS holders have continued to receive dividends at the previously defined “maximum rate”. During the six months ended May 31, 2012, the APS dividend rates ranged from 0.11% to 0.40%. For the six months ended May 31, 2012, the average dividend rate was 0. 24%. These developments with respect to APS do not affect the management or investment policies of the fund. However, one implication of these auction failures for common shareholders is that the fund’s cost of leverage will be higher than it otherwise would have been had the auctions continued to be successful. As a result, the fund’s future common

Notes to Financial Statements (unaudited) – continued

share earnings may be lower than they otherwise would have been. To the extent that investments are purchased with the issuance of preferred shares, the fund’s net asset value will increase or decrease at a greater rate than a comparable unleveraged fund.

The fund pays an annual service fee to broker-dealers with customers who are beneficial owners of the preferred shares. The service fee is equivalent to 0.25% of the applicable preferred share liquidation value while the preferred share auctions are successful or to 0.15% or less, varying by broker-dealer, while the auctions are failing. The APS are redeemable at the option of the fund in whole or in part at the redemption price equal to $25,000 per share, plus accumulated and unpaid dividends. The APS are also subject to mandatory redemption if certain requirements relating to its asset maintenance coverage are not satisfied. The fund is required to maintain certain asset coverage with respect to the APS as defined in the fund’s By-Laws and the Investment Company Act of 1940 and, as such is not permitted to declare common share dividends unless the fund’s APS have a minimum asset coverage ratio of 200% after declaration of the common share dividends.

(9)	Subsequent Event

On July 6, 2012, the fund announced that its Board of Trustees authorized the fund to conduct a voluntary tender offer for up to 100% of its outstanding auction rate preferred shares (ARPS) at a price equal to 95% of the ARPS’ per share liquidation preference of $25,000, or $23,750 per share, plus any unpaid dividends accrued through the expiration date of the tender offer. The fund’s tender offer will be conditioned upon there being validly tendered and not withdrawn at least 70% of its outstanding ARPS, the successful private placement of new preferred shares (Variable Rate Municipal Term Preferred shares or VMTP), the ARPS shareholders’ approval of an amendment to the fund’s bylaws to replace Standard & Poor’s with Fitch as a rating agency for the ARPS, and certain other conditions as will be set forth in the fund’s offer to purchase and related letter of transmittal. Additional terms of the tender offer will be included in the fund’s tender offer materials sent to ARPS shareholders. It is expected that the VMTP shares, if successfully placed, will allow the fund to replace the leverage currently obtained through ARPS that are tendered with VMTP shares. VMTP shares will be preferred shares of the fund. As to the distribution of assets of the fund, VMTP will rank on parity with ARPS that remain outstanding after the tender offer and will be senior in priority to the fund’s outstanding common shares.

On July 12, 2012, Moody’s Investors Service announced that it downgraded its ratings of the fund’s ARPS from Aaa to Aa2 pursuant to a revised ratings methodology.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees and Shareholders of the MFS High Yield Municipal Trust:

We have reviewed the accompanying statement of assets and liabilities of the MFS High Yield Municipal Trust (the Fund), including the portfolio of investments, as of May 31, 2012, and the related statements of operations, changes in net assets, and financial highlights for the six-month period ended May 31, 2012. These interim financial statements and financial highlights are the responsibility of the Fund’s management.

We conducted our review in accordance with the standards of the Public Company Accounting Oversight Board (United States). A review of interim financial information consists principally of applying analytical procedures and making inquiries of persons responsible for financial and accounting matters. It is substantially less in scope than an audit conducted in accordance with the standards of the Public Company Accounting Oversight Board (United States), the objective of which is the expression of an opinion regarding the financial statements taken as a whole. Accordingly, we do not express such an opinion.

Based on our review, we are not aware of any material modifications that should be made to the accompanying interim financial statements and financial highlights for them to be in conformity with U.S. generally accepted accounting principles.

We have previously audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the statement of changes in net assets for the year ended November 30, 2011, and the financial highlights for each of the five years in the period ended November 30, 2011, and in our report dated January 13, 2012, we expressed an unqualified opinion on such statement of changes in net assets and financial highlights.

Boston, Massachusetts

July 17, 2012

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Closed End Funds” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the twelve-month period ended June 30, 2011 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Closed End Funds” in the “Products and Performance” section of mfs.com.

CONTACT US

Transfer agent, Registrar, and

Dividend Disbursing Agent

Call

1-800-637-2304

9 a.m. to 5 p.m. Eastern time

Write

Computershare Trust Company, N.A.

P.O. Box 43078

Providence, RI 02940-3078

New York Stock Exchange Symbol: CMU

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definitions enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semi-annual reports.

ITEM 6.	SCHEDULE OF INVESTMENTS.

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for semi-annual reports.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

There were no changes during this period.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

MFS High Yield Municipal Trust

Period	(a) Total number of Shares Purchased	(b) Average Price Paid per Share	(c) Total Number of Shares Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares that May Yet Be Purchased under the Plans or Programs
12/01/11-12/31/11	0	N/A	0	2,807,701
1/01/12-1/31/12	0	N/A	0	2,807,701
2/01/12-2/28/12	0	N/A	0	2,807,701
3/01/12-3/31/12	0	N/A	0	2,818,507
4/01/12-4/30/12	0	N/A	0	2,818,507
5/01/12-5/31/12	0	N/A	0	2,818,507

Total	0		0

Note: The Board of Trustees approves procedures to repurchase shares annually. The notification to shareholders of the program is part of the semi-annual and annual reports sent to shareholders. These annual programs begin on March 1st of each year. The programs conform to the conditions of Rule 10b-18 of the securities Exchange Act of 1934 and limit the aggregate number of shares that may be purchased in each annual period (March 1 through the following February 28) to 10% of the Registrant’s outstanding shares as of the first day of the plan year (March 1). The aggregate number of shares available for purchase for the March 1, 2012 plan year is 2,818,507.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter covered by the report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Agreement and Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant MFS HIGH YIELD MUNICIPAL TRUST

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: July 17, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President (Principal Executive Officer)

Date: July 17, 2012

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: July 17, 2012

*	Print name and title of each signing officer under his or her signature.